Long-Term Debt (Details) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Mar. 15, 2019 USD ($)	May 31, 2021 shares	Apr. 30, 2021 shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Sep. 30, 2020	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Long-Term Debt (Details) [Line Items]
Number of tranches	4
Tranche bears interest	10.00%
Effective interest rates							10.00%
Interest expense, loan (in Dollars)							$ 472	$ 5,315
Proceeds from warrants (in Dollars)							259,174	$ 54
Loan agreements shares | shares		4,000
Reclassified from lease liabilities debt (in Dollars)							$ 3,904
Dominion Capital LLC [Member]
Long-Term Debt (Details) [Line Items]
Secured debt (in Dollars)	$ 20,000
Tranches loan (in Dollars)	$ 5,000
Tranche bears interest	10.00%						10.00%
Term of loan tranche	24 months
Loan payments monthly due percentage	10.00%
Convertable loan per share (in Dollars per share) | $ / shares							$ 0.59
Loan's maturity date							2021-06
Convertible debt (in Dollars)					$ 5,000
Common shares issued | shares					8,474,577
Dominion Capital LLC [Member] | Bottom of range [member]
Long-Term Debt (Details) [Line Items]
Loan's maturity date, description						In September 2020, the Company entered into an agreement with Dominion Capital to amend the maturity date of tranche #2 from April 2021 to November 2021.
Warrants [Member]
Long-Term Debt (Details) [Line Items]
Warrant shares issued | shares							1,666,667	6,666,668
Warrant acquire shares | shares							1,666,667
Exercise price of per share (in Dollars per share) | $ / shares							$ 0.4
Expiration date							5 years
Aggregate of lender warrants | shares								6,666,668
Warrant exercises | shares					5,416,668		1,666,667	1,250,000
Warrants issuance | shares				5,251,223	5,251,223		1,501,222
Proceeds from warrants (in Dollars)				$ 1,500	$ 1,500
Net financial expenses (in Dollars)							$ 2,466
Foundry Loans [Member]
Long-Term Debt (Details) [Line Items]
Loan agreements shares | shares		2,465	2,465
Loan Tranche [Member]
Long-Term Debt (Details) [Line Items]
Tranche bears interest	10.00%
Tranche First [Member]
Long-Term Debt (Details) [Line Items]
Effective interest rates							26.93%
Tranche second [Member]
Long-Term Debt (Details) [Line Items]
Effective interest rates							30.16%
Tranche Third [Member]
Long-Term Debt (Details) [Line Items]
Effective interest rates							37.10%
Tranche Fourth [Member]
Long-Term Debt (Details) [Line Items]
Effective interest rates							38.02%
Embedded Derivative [Member]
Long-Term Debt (Details) [Line Items]
Net financial expenses (in Dollars)							$ 2,641	$ (973)